SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Segment Information (Details)	12 Months Ended
Dec. 31, 2023 Vessel Segment
Segment Information [Abstract]
Number of segments | Segment	1
Number of types of vessel | Vessel	1